Document and Entity Information	0 Months Ended
May 12, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Entity Registrant Name	HSBC FUNDS
Entity Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	May 12, 2015
Document Effective Date	May 12, 2015
Prospectus Date	Feb. 27, 2015